CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Profit before tax	$ 9,377	$ 464	$ 7,565
Adjustments to reconcile profit before tax to net cash provided by operating activities:
Depreciation	6,021	6,157	5,790
Amortization of intangible assets	65	54	45
Gain on disposal of property, plant and equipment	(824)	(39)	(132)
Gain on disposal of assets classified as held for sale	0	0	(240)
Gain on disposal of investment property	0	0	(271)
Net loss (gain) on financial instruments	234	(196)	(33)
Dividend income	(96)	(97)	(97)
Finance income	(208)	(205)	(120)
Finance costs	2,304	2,527	1,650
Share of loss of associates	2	2	1
Impairment for trade receivables	582	75	509
Impairment (reversal of impairment) for trade receivables for related parties	0	4,565	(1)
Impairment of other receivable	3	0	0
Write-back of impairment of inventories	(155)	(10,255)	(1,119)
Unrealized foreign exchange difference, net	(22)	(325)	245
Gain on lease modification	0	0	(74)
Changes in operating assets and liabilities
Trade and other receivable	(1,450)	(21,003)	16,720
Contract assets	12,898	(1,236)	(952)
Inventories	(2,354)	13,917	(4,389)
Prepayment and other current assets	790	820	(35)
Amounts due to/from related parties	2,817	(3,772)	807
Other non-current assets	(413)	195	(54)
Trade and other payables, accruals, other current liabilities and other non-current liabilities	(2,270)	6,659	(14,035)
Net cash flows provided by/ (used in) operating activities	27,301	(1,693)	11,780
Dividend received	96	97	97
Interest received	207	205	119
Interest paid	(2,195)	(2,381)	(1,475)
Income tax paid	(1,109)	(2,318)	(3,955)
Net cash provided by/(used in) operating activities	24,300	(6,090)	6,566
Investing activities:
Purchases of property, plant and equipment	(4,217)	(4,254)	(3,746)
Purchases of intangible assets	(54)	(40)	(62)
Purchases of investment properties	0	0	(12)
Purchases of long-term bank deposits	0	(87)	0
Purchases of short-term bank deposits	0	(407)	0
Investment in financial assets at fair value through OCI	(252)	(240)	0
Proceeds from disposal of held for sale assets	0	0	241
Proceeds from disposal of property, plant and equipment	962	168	204
Proceeds from disposal of investment property	0	0	301
Proceeds from maturities of long-term bank deposits	188	0	307
Proceeds from maturities of short-term bank deposits	0	0	112
Net cash used in investing activities	(3,373)	(4,860)	(2,655)
Financing activities:
Dividend paid to non-controlling shareholders of subsidiaries	(1)	(357)	(565)
Issuance of common stock for cash	0	0	7,922
Repayments of borrowings	(25,622)	(7,256)	(19,278)
Proceeds from borrowings	2,101	2,799	22,167
Principal elements of lease payments	(736)	(691)	(616)
Net cash (used in)/provided by financing activities	(24,258)	(5,505)	9,630
Effect of exchange rate	(604)	408	(2,036)
Net (decrease) increase in cash and cash equivalents	(3,935)	(16,047)	11,505
Cash and cash equivalents at beginning of year	37,970	54,017	42,512
Cash and cash equivalents at end of year	$ 34,035	$ 37,970	$ 54,017